Business Combinations and Disposal Group Held for Sale - Summary of Purchase Price Allocation (Parenthetical) (Details) - USD ($) $ in Millions	Mar. 13, 2020	May 23, 2019	Apr. 01, 2019	Nov. 16, 2018	Oct. 11, 2018	May 22, 2018	Sep. 08, 2017
Brilliant Basics Holdings Limited | Top of Range
Disclosure Of Business Combinations [Line Items]
Cash and cash equivalents acquired							$ 1
WongDoody Holding Company Inc.
Disclosure Of Business Combinations [Line Items]
Cash and cash equivalents acquired						$ 8
Fluido Oy
Disclosure Of Business Combinations [Line Items]
Cash and cash equivalents acquired					$ 4
Infosys Compaz Pte Limited
Disclosure Of Business Combinations [Line Items]
Cash and cash equivalents acquired				$ 9
HIPUS Co. Ltd.
Disclosure Of Business Combinations [Line Items]
Cash and cash equivalents acquired			$ 26
Stater N.V
Disclosure Of Business Combinations [Line Items]
Cash and cash equivalents acquired		$ 73
Outbox systems Inc. dba Simplus
Disclosure Of Business Combinations [Line Items]
Cash and cash equivalents acquired	$ 1